Cash and Cash Equivalents and Restricted Cash (Tables)	9 Months Ended
Sep. 30, 2017
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:
	September 30, 2017	December 31, 2016
Cash and cash equivalents	8,438	12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	910	1,500
Total	10,898	15,908